Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 61.3%
Aerospace & Defense - 0.6%
General Dynamics Corp.	738	$ 144,670
Northrop Grumman Corp.	795	288,601
Raytheon Technologies Corp.	4,976	432,663

		865,934

Air Freight & Logistics - 0.8%
FedEx Corp.	1,766	494,392
United Parcel Service, Inc., Class B	2,725	521,456

		1,015,848

Airlines - 0.2%
Delta Air Lines, Inc. (A)	2,115	84,389
Southwest Airlines Co. (A)	2,741	138,475

		222,864

Auto Components - 0.2%
Aptiv PLC (A)	561	93,603
Magna International, Inc.	2,009	168,414

		262,017

Automobiles - 1.0%
General Motors Co. (A)	3,100	176,204
Tesla, Inc. (A)	1,714	1,177,861

		1,354,065

Banks - 2.1%
Bank of America Corp.	10,685	409,877
Citigroup, Inc.	8,503	574,973
KeyCorp	1,816	35,703
Regions Financial Corp.	12,029	231,558
SVB Financial Group (A)	265	145,739
Truist Financial Corp.	4,833	263,060
US Bancorp	6,382	354,456
Wells Fargo & Co.	17,966	825,358

		2,840,724

Beverages - 0.6%
Coca-Cola Co.	11,003	627,501
Constellation Brands, Inc., Class A	1,104	247,671

		875,172

Biotechnology - 1.2%
AbbVie, Inc.	7,586	882,252
Biogen, Inc. (A)	711	232,305
Regeneron Pharmaceuticals, Inc. (A)	406	233,292
Vertex Pharmaceuticals, Inc. (A)	1,620	326,559

		1,674,408

Building Products - 0.9%
Johnson Controls International PLC	4,311	307,891
Masco Corp.	4,259	254,305
Trane Technologies PLC	3,113	633,838

		1,196,034

Capital Markets - 2.5%
Ameriprise Financial, Inc.	258	66,450
Charles Schwab Corp.	1,105	75,085
Goldman Sachs Group, Inc.	1,882	705,524
Intercontinental Exchange, Inc.	3,290	394,241

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Morgan Stanley	6,518	$ 625,598
S&P Global, Inc.	1,764	756,262
State Street Corp.	4,116	358,668
T. Rowe Price Group, Inc.	2,142	437,311

		3,419,139

Chemicals - 1.2%
Air Products & Chemicals, Inc.	352	102,442
Celanese Corp.	778	121,189
DuPont de Nemours, Inc.	3,434	257,722
Eastman Chemical Co.	3,280	369,722
Linde PLC	840	258,208
LyondellBasell Industries NV, Class A	586	58,207
PPG Industries, Inc.	2,749	449,516

		1,617,006

Commercial Services & Supplies - 0.1%
Cintas Corp.	233	91,844

Communications Equipment - 0.2%
Cisco Systems, Inc.	4,927	272,808
Motorola Solutions, Inc.	218	48,815

		321,623

Consumer Finance - 0.3%
Capital One Financial Corp.	2,413	390,182

Containers & Packaging - 0.2%
Crown Holdings, Inc.	879	87,689
WestRock Co.	2,365	116,382

		204,071

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	4,778	1,329,669
Voya Financial, Inc. (B)	822	52,937

		1,382,606

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	9,208	513,622

Electric Utilities - 1.2%
Duke Energy Corp.	3,940	414,133
Evergy, Inc.	3,974	259,184
NextEra Energy, Inc.	8,152	635,041
Xcel Energy, Inc.	4,604	314,223

		1,622,581

Electrical Equipment - 0.4%
Eaton Corp. PLC	3,731	589,685

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	1,289	93,440

Entertainment - 0.7%
Netflix, Inc. (A)	1,253	648,515
Walt Disney Co. (A)	1,600	281,632

		930,147

Equity Real Estate Investment Trusts - 1.2%
Camden Property Trust	1,580	236,036
Equinix, Inc.	442	362,621
Equity Lifestyle Properties, Inc.	917	76,845
Mid-America Apartment Communities, Inc.	899	173,597
Prologis, Inc.	3,308	423,556
Public Storage	212	66,246
Sun Communities, Inc.	452	88,642

Transamerica Funds	Page 1

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	653	$ 35,908
Ventas, Inc.	2,319	138,630

		1,602,081

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	694	298,226

Food Products - 0.4%
Mondelez International, Inc., Class A	7,595	480,460

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	4,457	539,208
ABIOMED, Inc. (A)	99	32,387
Becton Dickinson & Co.	965	246,799
Boston Scientific Corp. (A)	7,813	356,273
Danaher Corp.	709	210,920
DexCom, Inc. (A)	209	107,742
Intuitive Surgical, Inc. (A)	149	147,727
Medtronic PLC	5,604	735,861
Zimmer Biomet Holdings, Inc.	2,441	398,908

		2,775,825

Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	731	89,306
Anthem, Inc.	1,101	422,795
Centene Corp. (A)	1,958	134,338
Cigna Corp.	2,076	476,421
UnitedHealth Group, Inc.	2,679	1,104,338

		2,227,198

Hotels, Restaurants & Leisure - 0.7%
Booking Holdings, Inc. (A)	152	331,095
Hilton Worldwide Holdings, Inc. (A)	1,689	222,019
Royal Caribbean Cruises Ltd. (A)	486	37,359
Yum! Brands, Inc.	2,251	295,759

		886,232

Household Durables - 0.3%
D.R. Horton, Inc.	310	29,583
Lennar Corp., Class A	3,659	384,744

		414,327

Household Products - 1.0%
Kimberly-Clark Corp.	2,303	312,563
Procter & Gamble Co.	7,004	996,179

		1,308,742

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	1,415	330,813

Insurance - 1.1%
American International Group, Inc.	2,766	130,970
Chubb Ltd.	2,108	355,704
Hartford Financial Services Group, Inc.	3,481	221,461
Marsh & McLennan Cos., Inc.	781	114,979
Progressive Corp.	4,337	412,709
Prudential Financial, Inc.	1,300	130,364
Travelers Cos., Inc.	554	82,502

		1,448,689

Interactive Media & Services - 4.5%
Alphabet, Inc., Class A (A)	860	2,317,296
Alphabet, Inc., Class C (A)	678	1,833,596
Facebook, Inc., Class A (A)	5,366	1,911,906

		6,062,798

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (A)	1,072	$ 3,567,177

IT Services - 3.0%
Accenture PLC, Class A	3,243	1,030,236
Fiserv, Inc. (A)	335	38,562
FleetCor Technologies, Inc. (A)	191	49,320
Mastercard, Inc., Class A	3,174	1,224,974
PayPal Holdings, Inc. (A)	2,408	663,476
Visa, Inc., Class A	4,489	1,106,045

		4,112,613

Life Sciences Tools & Services - 0.9%
Illumina, Inc. (A)	475	235,481
Thermo Fisher Scientific, Inc.	1,715	926,117
Waters Corp. (A)	153	59,641

		1,221,239

Machinery - 1.2%
Deere & Co.	2,013	727,881
Ingersoll Rand, Inc. (A)	2,502	122,273
Parker-Hannifin Corp.	1,131	352,906
Stanley Black & Decker, Inc.	2,231	439,618

		1,642,678

Media - 1.1%
Altice USA, Inc., Class A (A)	2,325	71,447
Charter Communications, Inc., Class A (A)	730	543,157
Comcast Corp., Class A	13,418	789,381
Fox Corp., Class A	521	18,579

		1,422,564

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	2,756	105,004

Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	4,271	108,740
Sempra Energy	2,727	356,282

		465,022

Multiline Retail - 0.4%
Dollar General Corp.	337	78,400
Dollar Tree, Inc. (A)	1,555	155,173
Target Corp.	1,374	358,683

		592,256

Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	1,058	16,928
Cheniere Energy, Inc. (A)	1,350	114,655
Chevron Corp.	4,290	436,765
ConocoPhillips	5,096	285,682
Diamondback Energy, Inc.	2,372	182,952
EOG Resources, Inc.	2,617	190,675
Kinder Morgan, Inc.	4,861	84,484
Phillips 66	2,416	177,407
Pioneer Natural Resources Co.	2,296	333,770
Williams Cos., Inc.	12,042	301,652

		2,124,970

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	877	292,769

Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	11,136	755,800
Eli Lilly & Co.	3,180	774,330

Transamerica Funds	Page 2

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	5,706	$ 982,573
Merck & Co., Inc.	5,578	428,781
Organon & Co. (A)	675	19,582
Pfizer, Inc.	3,962	169,613

		3,130,679

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	1,230	105,546
Leidos Holdings, Inc.	2,590	275,628

		381,174

Road & Rail - 0.6%
Lyft, Inc., Class A (A)	1,865	103,172
Norfolk Southern Corp.	1,692	436,248
Union Pacific Corp.	1,318	288,326

		827,746

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (A)	5,955	632,361
Analog Devices, Inc.	3,399	569,061
Applied Materials, Inc.	4,705	658,371
Intel Corp.	4,623	248,347
Lam Research Corp.	1,087	692,865
Microchip Technology, Inc.	1,064	152,280
Micron Technology, Inc. (A)	992	76,959
NVIDIA Corp.	5,192	1,012,388
NXP Semiconductors NV	2,012	415,257
QUALCOMM, Inc.	796	119,241
Texas Instruments, Inc.	4,396	837,965

		5,415,095

Software - 5.6%
Fortinet, Inc. (A)	316	86,028
Intuit, Inc.	1,501	795,485
Microsoft Corp.	19,819	5,646,631
Oracle Corp.	4,081	355,618
salesforce.com, Inc. (A)	1,912	462,570
Workday, Inc., Class A (A)	677	158,689

		7,505,021

Specialty Retail - 2.0%
AutoZone, Inc. (A)	51	82,802
Best Buy Co., Inc.	2,806	315,254
Home Depot, Inc.	2,387	783,389
Lowe’s Cos., Inc.	4,153	800,242
O’Reilly Automotive, Inc. (A)	727	438,992
TJX Cos., Inc.	4,743	326,366

		2,747,045

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	35,608	5,193,783
Seagate Technology Holdings PLC	3,895	342,370

		5,536,153

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	1,260	123,152
NIKE, Inc., Class B	4,223	707,395

		830,547

Tobacco - 0.7%
Altria Group, Inc.	8,156	391,814
Philip Morris International, Inc.	5,845	585,026

		976,840

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (A)	4,882	$ 703,106

Total Common Stocks (Cost $49,163,048)		82,918,101

PREFERRED STOCK - 0.0% (C)
Electric Utilities - 0.0% (C)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (D)	320	8,112

Total Preferred Stock (Cost $8,784)		8,112

	Principal	Value

ASSET-BACKED SECURITIES - 2.7%
BlueMountain CLO Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.06% (D), 07/18/2027 (E)	$ 150,079	150,149
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	27,705	28,381
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	24,416	24,450
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 0.00% (D), 10/18/2030 (E)	350,000	350,054
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (E)	129,939	145,634
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	133,322	143,837
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	28,636	29,184
MVW Owner Trust
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	15,553	15,703
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	200,000	200,480
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	455,000	456,338
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.32% (D), 01/20/2031 (E)	200,000	200,004
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (E)	118,000	117,781
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	56,345	57,015
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	94,398	97,830

Transamerica Funds	Page 3

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.23% (D), 07/20/2030 (E)	$ 250,000	$ 249,869
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	158,595	158,620
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	106,350	108,600
Towd Point Mortgage Trust
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	6,451	6,457
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	17,957	18,102
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	49,417	50,156
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	30,010	30,572
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	42,701	43,640
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	76,722	78,745
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (E)	134,594	141,964
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	188,578	195,944
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	172,914	175,305
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (E)	130,000	129,983
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	145,000	146,984
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	15,933	15,945
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	40,283	41,012

Total Asset-Backed Securities (Cost $3,564,214)		3,608,738

CORPORATE DEBT SECURITIES - 13.2%
Aerospace & Defense - 0.2%
BAE Systems PLC
3.40%, 04/15/2030 (E)	41,000	45,259
Boeing Co.
3.50%, 03/01/2039	91,000	93,131
5.15%, 05/01/2030	85,000	101,367
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	49,000	52,680

		292,437

Airlines - 0.2%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	49,725	50,718
JetBlue Pass-Through Trust
2.75%, 11/15/2033	81,696	83,778
United Airlines Pass-Through Trust
3.75%, 03/03/2028	60,760	64,779

		199,275

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 0.0% (C)
BorgWarner, Inc.
3.38%, 03/15/2025	$ 36,000	$ 38,966

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026	63,000	67,997
General Motors Co.
4.88%, 10/02/2023	23,000	25,008
6.25%, 10/02/2043	15,000	20,875

		113,880

Banks - 2.2%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (D), 11/25/2035 (E)	200,000	197,333
Banco Santander SA
2.75%, 12/03/2030	200,000	201,512
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (D), 02/13/2031	58,000	59,705
Fixed until 06/19/2040, 2.68% (D), 06/19/2041	71,000	69,995
Fixed until 04/22/2031, 2.69% (D), 04/22/2032	146,000	152,415
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	63,000	69,205
Barclays PLC
5.20%, 05/12/2026	200,000	230,166
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	219,000	241,171
Commerzbank AG
8.13%, 09/19/2023 (E)	255,000	289,466
Intesa Sanpaolo SpA
4.20%, 06/01/2032 (E)	200,000	205,686
5.02%, 06/26/2024 (E)	65,000	70,520
JPMorgan Chase & Co.
Fixed until 10/15/2029, 2.74% (D), 10/15/2030	122,000	128,612
Fixed until 05/13/2030, 2.96% (D), 05/13/2031	166,000	176,452
4.13%, 12/15/2026	85,000	96,650
Macquarie Bank Ltd.
3.62%, 06/03/2030 (E)	231,000	247,214
UniCredit SpA
Fixed until 06/03/2031, 3.13% (D), 06/03/2032 (E)	200,000	203,798
Wells Fargo & Co.
Fixed until 03/15/2026 (F), 3.90% (D)	35,000	36,335
4.10%, 06/03/2026	167,000	188,033
Fixed until 06/15/2024 (F), 5.90% (D)	40,000	43,119

		2,907,387

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	57,000	69,577
4.75%, 01/23/2029	78,000	93,745
Constellation Brands, Inc.
3.15%, 08/01/2029	40,000	43,245

Transamerica Funds	Page 4

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Constellation Brands, Inc. (continued)
3.70%, 12/06/2026	$ 16,000	$ 17,833
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	56,000	61,610

		286,010

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	47,000	51,234
4.05%, 11/21/2039	40,000	47,095
Amgen, Inc.
2.20%, 02/21/2027	65,000	68,355
Biogen, Inc.
2.25%, 05/01/2030	42,000	42,752
Gilead Sciences, Inc.
4.15%, 03/01/2047	24,000	29,052

		238,488

Building Products - 0.1%
Carlisle Cos., Inc.
3.75%, 12/01/2027	72,000	80,771
Carrier Global Corp.
2.72%, 02/15/2030 (B)	74,000	78,305

		159,076

Capital Markets - 0.5%
Charles Schwab Corp.
Fixed until 06/01/2026 (F), 4.00% (D)	145,000	151,344
Deutsche Bank AG
Fixed until 09/18/2030, 3.55% (D), 09/18/2031 (B)	150,000	161,924
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	85,000	125,566
Morgan Stanley
Fixed until 01/22/2030, 2.70% (D), 01/22/2031	81,000	85,298
3.70%, 10/23/2024	127,000	138,677
5.00%, 11/24/2025	60,000	69,299

		732,108

Chemicals - 0.1%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (E)	74,000	75,633

Commercial Services & Supplies - 0.4%
ADT Security Corp.
4.13%, 08/01/2029 (E)	79,000	79,558
Ashtead Capital, Inc.
4.25%, 11/01/2029 (E)	200,000	216,750
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	111,000	120,922
Waste Connections, Inc.
2.60%, 02/01/2030	57,000	59,950

		477,180

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	92,000	94,033

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	56,000	58,782

Construction Materials - 0.2%
Holcim Finance US LLC
4.75%, 09/22/2046 (E)	200,000	258,034

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.2%
Ally Financial, Inc.
8.00%, 11/01/2031	$ 110,000	$ 159,812
American Express Co.
4.05%, 12/03/2042	40,000	49,162
BMW US Capital LLC
2.80%, 04/11/2026 (E)	65,000	69,645

		278,619

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	186,000	199,037
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	49,000	49,445
5.50%, 12/15/2024 (E)	147,000	166,547
Element Fleet Management Corp.
1.60%, 04/06/2024 (E)	42,000	42,714
3.85%, 06/15/2025 (E)	56,000	60,689
Kaupthing Bank
7.63%, 02/28/2020 (G) (H) (I)	710,000	0

		518,432

Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (E)	60,000	63,538
Sprint Capital Corp.
6.88%, 11/15/2028 (B)	24,000	30,960
Verizon Communications, Inc.
1.68%, 10/30/2030	221,000	213,478
2.99%, 10/30/2056	105,000	101,985

		409,961

Electric Utilities - 0.7%
Appalachian Power Co.
3.40%, 06/01/2025	86,000	92,831
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	34,000	46,130
DTE Electric Co.
4.30%, 07/01/2044	139,000	175,064
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	176,000	192,952
Duke Energy Progress LLC
3.60%, 09/15/2047	64,000	72,634
Entergy Arkansas LLC
3.70%, 06/01/2024	48,000	51,856
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	8,000	8,180
5.30%, 06/01/2042	20,000	28,173
Pacific Gas & Electric Co.
2.50%, 02/01/2031	69,000	65,023
PacifiCorp
3.60%, 04/01/2024	61,000	65,538
5.75%, 04/01/2037	20,000	27,641
Public Service Electric & Gas Co.
3.00%, 05/15/2025	49,000	52,505

		878,527

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.
2.80%, 02/15/2030	63,000	67,433
Arrow Electronics, Inc.
3.88%, 01/12/2028	83,000	93,106

Transamerica Funds	Page 5

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
4.60%, 04/06/2027	$ 86,000	$ 100,831
Sensata Technologies, Inc.
4.38%, 02/15/2030 (E)	50,000	53,500

		314,870

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	90,000	101,073
Schlumberger Investment SA
3.65%, 12/01/2023	26,000	27,760

		128,833

Equity Real Estate Investment Trusts - 0.9%
American Homes 4 Rent, LP
3.38%, 07/15/2051	18,000	18,602
American Tower Trust #1
3.65%, 03/15/2048 (E)	120,000	132,447
Corporate Office Properties, LP
2.25%, 03/15/2026	35,000	36,206
2.75%, 04/15/2031	18,000	18,408
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	61,000	64,372
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	53,000	57,170
Life Storage, LP
4.00%, 06/15/2029	47,000	53,771
National Retail Properties, Inc.
2.50%, 04/15/2030	70,000	72,440
SBA Tower Trust
1.63%, 05/15/2051 (E)	110,000	111,315
1.88%, 07/15/2050 (E)	56,000	57,084
2.84%, 01/15/2050 (E)	300,000	312,905
3.45%, 03/15/2048 (E)	78,000	79,439
Simon Property Group, LP
2.20%, 02/01/2031	73,000	73,297
Vornado Realty, LP
2.15%, 06/01/2026	73,000	74,737
Weyerhaeuser Co.
4.00%, 04/15/2030	69,000	79,168
WP Carey, Inc.
2.40%, 02/01/2031	28,000	28,567

		1,269,928

Food & Staples Retailing - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (E)	123,000	119,879
Sysco Corp.
3.30%, 07/15/2026	64,000	70,109
Walmart, Inc.
3.63%, 12/15/2047	107,000	127,025

		317,013

Food Products - 0.1%
Campbell Soup Co.
2.38%, 04/24/2030 (B)	90,000	91,980
Cargill, Inc.
1.70%, 02/02/2031 (E)	50,000	49,568

		141,548

Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	200,000	213,006
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	69,000	74,940

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Koninklijke Philips NV
5.00%, 03/15/2042	$ 37,000	$ 50,064
Smith & Nephew PLC
2.03%, 10/14/2030	71,000	70,368

		408,378

Health Care Providers & Services - 0.5%
Anthem, Inc.
2.25%, 05/15/2030	61,000	62,620
Centene Corp.
3.00%, 10/15/2030	80,000	83,131
3.38%, 02/15/2030	60,000	62,597
Cigna Corp.
2.40%, 03/15/2030	61,000	63,324
CVS Health Corp.
2.70%, 08/21/2040 (B)	50,000	49,759
3.75%, 04/01/2030	86,000	97,736
HCA, Inc.
4.13%, 06/15/2029	28,000	31,931
5.25%, 04/15/2025	16,000	18,357
Health Care Service Corp.
2.20%, 06/01/2030 (E)	75,000	76,495
Molina Healthcare, Inc.
4.38%, 06/15/2028 (E)	49,000	51,266
Quest Diagnostics, Inc.
4.20%, 06/30/2029	26,000	30,330

		627,546

Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	22,000	22,559
3.80%, 02/15/2028	65,000	71,194

		93,753

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	74,000	76,469

Industrial Conglomerates - 0.1%
General Electric Co.
4.35%, 05/01/2050 (B)	91,000	112,005
6.88%, 01/10/2039 (J)	2,000	3,039

		115,044

Insurance - 0.5%
American International Group, Inc.
4.20%, 04/01/2028	56,000	64,762
4.25%, 03/15/2029	46,000	53,463
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031 (E)	151,000	160,949
Global Atlantic Finance Co.
3.13%, 06/15/2031 (E)	159,000	162,682
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	111,000	117,206
Reinsurance Group of America, Inc.
3-Month LIBOR + 2.67%, 2.78% (D), 12/15/2065	161,000	156,242

		715,304

Interactive Media & Services - 0.3%
Alphabet, Inc.
1.10%, 08/15/2030	76,000	72,784

Transamerica Funds	Page 6

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services (continued)
Baidu, Inc.
4.38%, 05/14/2024	$ 200,000	$ 217,370
Tencent Holdings Ltd.
3.28%, 04/11/2024 (E)	97,000	103,013

		393,167

IT Services - 0.1%
Fiserv, Inc.
3.50%, 07/01/2029	63,000	70,302
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (E)	78,000	75,075

		145,377

Life Sciences Tools & Services - 0.0% (C)
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	36,000	50,997

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	44,000	51,563
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (E)	35,000	35,934
NBCUniversal Media LLC
4.45%, 01/15/2043	38,000	47,483
ViacomCBS, Inc.
4.20%, 05/19/2032 (B)	44,000	51,417

		186,397

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	118,000	122,295
4.55%, 11/14/2024	49,000	53,283

		175,578

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023 (B)	71,000	76,238
CMS Energy Corp.
3.88%, 03/01/2024	17,000	18,237
4.88%, 03/01/2044	26,000	33,719
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	6,000	6,168

		134,362

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines, LP
3.40%, 02/15/2031	46,000	49,521
BP Capital Markets PLC
3.12%, 05/04/2026	174,000	186,980
Chevron USA, Inc.
3.25%, 10/15/2029	47,000	52,425
Energy Transfer, LP
5.15%, 03/15/2045	133,000	154,710
5.95%, 10/01/2043 (B)	28,000	35,186
Enterprise Products Operating LLC
4.25%, 02/15/2048	104,000	122,671
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	52,000	56,012
Occidental Petroleum Corp.
5.55%, 03/15/2026	62,000	67,865
Petroleos Mexicanos
6.84%, 01/23/2030	139,000	145,059
7.69%, 01/23/2050 (B)	17,000	16,524

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.
2.15%, 01/15/2031	$ 90,000	$ 88,785
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	52,000	55,733
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	41,000	46,468
Shell International Finance BV
2.50%, 09/12/2026	103,000	109,921
3.75%, 09/12/2046	30,000	34,721
Williams Cos., Inc.
5.40%, 03/04/2044	28,000	35,952
7.88%, 09/01/2021	26,000	26,151

		1,284,684

Pharmaceuticals - 0.4%
Astrazeneca Finance LLC
1.20%, 05/28/2026	40,000	40,337
AstraZeneca PLC
4.38%, 08/17/2048 (B)	34,000	44,883
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	200,000	231,680
Bristol-Myers Squibb Co.
1.45%, 11/13/2030 (B)	67,000	65,690
Royalty Pharma PLC
2.20%, 09/02/2030 (B) (E)	77,000	76,555
Viatris, Inc.
2.30%, 06/22/2027 (B) (E)	35,000	35,995
Zoetis, Inc.
2.00%, 05/15/2030	42,000	42,513

		537,653

Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	52,000	54,868
Experian Finance PLC
2.75%, 03/08/2030 (E)	200,000	209,723

		264,591

Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (E)	120,000	132,027
5.50%, 01/15/2026 (E)	47,000	53,635

		185,662

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
1.95%, 02/15/2028 (E)	31,000	31,240
Intel Corp.
2.88%, 05/11/2024	68,000	72,236
KLA Corp.
3.30%, 03/01/2050 (B)	56,000	60,653
Lam Research Corp.
3.75%, 03/15/2026	70,000	78,450
Microchip Technology, Inc.
0.98%, 09/01/2024 (E)	70,000	69,899
Micron Technology, Inc.
2.50%, 04/24/2023	31,000	31,929
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (E)	75,000	82,889
QUALCOMM, Inc.
3.25%, 05/20/2027	82,000	90,635
3.25%, 05/20/2050 (B)	39,000	42,640
Skyworks Solutions, Inc.
1.80%, 06/01/2026	39,000	39,704

Transamerica Funds	Page 7

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
TSMC Global Ltd.
1.38%, 09/28/2030 (E)	$ 200,000	$ 190,078
Xilinx, Inc.
2.38%, 06/01/2030	64,000	65,884

		856,237

Software - 0.1%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	15,000	15,225
Infor, Inc.
1.75%, 07/15/2025 (E)	68,000	69,803
Intuit, Inc.
1.35%, 07/15/2027	49,000	49,486
Microsoft Corp.
3.30%, 02/06/2027	2,000	2,234
VMware, Inc.
1.80%, 08/15/2028 (K)	36,000	36,102

		172,850

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.65%, 05/11/2050	40,000	39,371
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	60,000	72,216
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	55,000	59,378
Seagate HDD Cayman
4.13%, 01/15/2031 (E)	12,000	12,555
Western Digital Corp.
4.75%, 02/15/2026	120,000	133,200

		316,720

Tobacco - 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	83,000	81,590
BAT Capital Corp.
2.26%, 03/25/2028	128,000	128,757
4.91%, 04/02/2030	52,000	60,420

		270,767

Transportation Infrastructure - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031 (E)	153,000	153,718

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022 (B)	200,000	204,943
Crown Castle Towers LLC
3.72%, 07/15/2043 (E)	105,000	108,467
Sprint Corp.
7.88%, 09/15/2023	42,000	47,526
T-Mobile USA, Inc.
3.88%, 04/15/2030	82,000	92,585

		453,521

Total Corporate Debt Securities (Cost $16,812,738)		17,807,795

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026 (B)	200,000	217,382

Indonesia - 0.2%
Indonesia Government International Bond
5.38%, 10/17/2023 (E)	200,000	220,933

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	$ 116,000	$ 127,309

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025	100,000	121,688

Total Foreign Government Obligations (Cost $643,075)		687,312

MORTGAGE-BACKED SECURITIES - 2.7%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	149,154	86,968
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	43,819	43,838
Series 2012-TFT, Class C,
3.56% (D), 06/05/2030 (E)	315,000	255,145
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	245,000	244,998
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	23,406	24,870
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	69,723
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	167,276
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	12,227	12,367
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	52,802	54,430
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	120,000	129,021
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	91,904	91,601
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	310,000	331,563
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	132,000	131,772
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (D), 01/25/2060 (E)	195,480	194,023
Series 2021-RPL6, Class A1,
2.00% (D), 10/25/2060 (E) (H)	180,000	183,925
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	150,000	158,080
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.76% (D), 03/18/2035	20,986	20,529
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	285,000	285,151
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 0.89% (D), 10/25/2034	20,709	21,006

Transamerica Funds	Page 8

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.14% (D), 08/25/2037	$ 99,718	$ 85,881
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 0.73% (D), 10/25/2028	11,566	11,625
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	13,105	13,088
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	37,527	38,699
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	18,430	19,481
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	45,408	48,211
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	35,599	37,984
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	31,804	33,617
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	67,431	72,290
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	116,335	125,340
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	41,630	44,600
Series 2018-RPL1, Class A1,
3.50% (D), 12/25/2057 (E)	49,803	51,546
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	151,437	159,689
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	136,407	142,170
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	195,000	198,421
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 0.79% (D), 01/19/2034	42,520	42,453

Total Mortgage-Backed Securities (Cost $3,671,919)		3,631,381

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.0%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.90%, 2.28% (D), 02/01/2041	2,375	2,444
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	245,000	245,557
2.89%, 06/25/2027	128,769	136,957
3.01%, 07/25/2025	188,000	203,599
3.06% (D), 07/25/2023 - 08/25/2024	455,000	483,338
Federal National Mortgage Association
12-Month LIBOR + 1.75%, 2.13% (D), 03/01/2041	500	501
3.33% (D), 10/25/2023	36,961	38,987
3.50%, 11/01/2028 - 01/01/2029	49,339	53,346
4.00%, 10/01/2025 - 07/01/2026	11,621	12,352
4.50%, 02/01/2025	1,392	1,461
5.00%, 04/01/2039 - 11/01/2039	80,085	90,372
5.50%, 09/01/2036 - 12/01/2041	156,926	182,445

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.00%, 05/01/2038 - 04/01/2040	$ 82,260	$ 97,530
6.50%, 05/01/2040	23,598	28,069
Government National Mortgage Association, Interest Only STRIPS
0.66% (D), 02/16/2053	98,944	2,301
Tennessee Valley Authority
5.88%, 04/01/2036	79,000	119,479
Uniform Mortgage-Backed Security
2.00%, TBA (K)	2,473,000	2,539,196
2.50%, TBA (K)	3,047,000	3,174,402
3.00%, TBA (K)	1,712,000	1,794,256
3.50%, TBA (K)	1,094,000	1,159,426
4.00%, TBA (K)	456,000	487,208

Total U.S. Government Agency Obligations (Cost $10,752,519)		10,853,226

U.S. GOVERNMENT OBLIGATIONS - 10.7%
U.S. Treasury - 9.6%
U.S. Treasury Bond
1.25%, 05/15/2050	850,000	723,264
1.38%, 08/15/2050	102,000	89,557
1.88%, 02/15/2051 (B)	181,000	179,501
2.00%, 02/15/2050	301,000	306,985
2.25%, 08/15/2046	95,000	101,791
2.50%, 02/15/2045 - 05/15/2046	355,000	397,472
2.75%, 08/15/2042 (B)	289,500	336,340
2.75%, 08/15/2047 - 11/15/2047	323,000	380,479
2.88%, 08/15/2045 - 05/15/2049	356,300	429,056
3.00%, 05/15/2042 - 08/15/2048	166,100	203,506
3.13%, 02/15/2042 - 05/15/2048	81,500	100,745
3.63%, 02/15/2044	503,300	669,959
4.50%, 02/15/2036	67,000	94,025
5.25%, 02/15/2029	177,000	231,068
U.S. Treasury Note
0.13%, 05/31/2022 - 12/31/2022	609,000	609,149
0.25%, 08/31/2025	249,000	245,771
0.63%, 05/15/2030 - 08/15/2030	672,000	639,725
0.88%, 06/30/2026	540,000	544,767
1.13%, 02/15/2031 (B)	407,000	403,184
1.50%, 08/15/2026 - 02/15/2030	584,300	604,498
1.63%, 02/15/2026 (B)	720,000	751,669
1.63%, 05/15/2026 - 05/15/2031	1,572,200	1,634,108
1.75% (L), 11/30/2021	515,000	517,866
1.75%, 05/15/2023	204,000	209,746
2.00%, 02/15/2025	93,000	98,006
2.13%, 06/30/2022 - 05/15/2025 (B)	283,000	292,860
2.25%, 11/15/2025 - 11/15/2027	469,300	504,353
2.38%, 01/31/2023	237,000	244,915
2.50%, 08/15/2023 - 01/31/2024	772,000	810,575
2.63% (L), 12/15/2021	220,000	222,097
2.88%, 08/15/2028	204,000	229,994
3.13%, 11/15/2028 (B)	126,500	145,104

		12,952,135

U.S. Treasury Inflation-Protected Securities - 1.1%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	177,956	209,664
1.75%, 01/15/2028	92,493	114,193
2.50%, 01/15/2029	341,860	450,485

Transamerica Funds	Page 9

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	$ 183,692	$ 208,402
0.63%, 01/15/2024	483,396	522,549

		1,505,293

Total U.S. Government Obligations (Cost $13,860,602)		14,457,428

COMMERCIAL PAPER - 5.8%
Banks - 2.4%
Korea Development Bank
0.10% (L), 08/27/2021	350,000	349,976
Lloyds Bank PLC
0.12% (L), 08/30/2021	500,000	499,961
Macquarie Bank Ltd.
0.09% (L), 09/07/2021	540,000	539,932
Manhattan Asset Funding Co. LLC
0.08% (L), 08/24/2021	250,000	249,983
National Australia Bank Ltd.
0.12% (L), 08/04/2021	475,000	474,995
Skandinaviska Enskilda Banken AB
0.09% (L), 09/07/2021	450,000	449,964
Societe Generale SA
0.14% (L), 08/16/2021	400,000	399,988
Swedbank AB
0.10% (L), 09/29/2021	250,000	249,970

		3,214,769

Diversified Financial Services - 3.1%
Anglesea Funding LLC
0.10% (L), 09/13/2021	525,000	524,934
Bennington Stark Capital Co. LLC
0.15% (L), 08/05/2021	375,000	374,994
Chariot Funding LLC
0.08% (L), 10/12/2021	315,000	314,942
Gotham Funding Corp.
0.13% (L), 08/02/2021	450,000	449,998
Lexington Parker Capital Co. LLC
0.12% (L), 10/18/2021	250,000	249,935
Liberty Street Funding LLC
0.14% (L), 09/01/2021	360,000	359,967
Mont Blanc Capital Corp.
0.10% (L), 08/19/2021	333,000	332,983

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Ridgefield Funding Co. LLC
0.09% (L), 09/08/2021	$ 535,000	$ 534,948
Sheffield Receivables Co. LLC
0.14% (L), 08/02/2021	500,000	499,996
Thunder Bay Funding LLC
0.08% (L), 10/04/2021	350,000	349,941
Victory Receivables Corp.
0.12% (L), 08/03/2021	250,000	249,998

		4,242,636

Food Products - 0.3%
Britannia Funding Co. LLC
0.15% (L), 09/16/2021	450,000	449,921

Total Commercial Paper (Cost $7,907,292)		7,907,326

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Cash Management Bill
0.03% (L), 09/16/2021	175,000	174,991
U.S. Treasury Bill
0.01% (L), 08/05/2021	125,000	125,000
0.02% (L), 09/02/2021 - 09/09/2021	720,000	719,970
0.04% (L), 09/28/2021	225,000	224,983
0.05% (L), 09/23/2021	50,000	49,997

Total Short-Term U.S. Government Obligations (Cost $1,294,960)		1,294,941

	Shares	Value

OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (L)	1,192,550	1,192,550

Total Other Investment Company (Cost $1,192,550)		1,192,550

Total Investments (Cost $108,871,701)		144,366,910
Net Other Assets (Liabilities) - (6.7)%		(9,090,029)

Net Assets - 100.0%		$ 135,276,881

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	5	09/30/2021	$1,103,565	$1,103,281	$—	$(284)
S&P 500® E-Mini Index	1	09/17/2021	218,415	219,475	1,060	—

Total Futures Contracts					$1,060	$(284)

Transamerica Funds	Page 10

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Common Stocks	$82,918,101	$—	$—	$82,918,101
Preferred Stock	8,112	—	—	8,112
Asset-Backed Securities	—	3,608,738	—	3,608,738
Corporate Debt Securities	—	17,807,795	0	17,807,795
Foreign Government Obligations	—	687,312	—	687,312
Mortgage-Backed Securities	—	3,631,381	—	3,631,381
U.S. Government Agency Obligations	—	10,853,226	—	10,853,226
U.S. Government Obligations	—	14,457,428	—	14,457,428
Commercial Paper	—	7,907,326	—	7,907,326
Short-Term U.S. Government Obligations	—	1,294,941	—	1,294,941
Other Investment Company	1,192,550	—	—	1,192,550

Total Investments	$84,118,763	$60,248,147	$0	$144,366,910

Other Financial Instruments
Futures Contracts (O)	$1,060	$—	$—	$1,060

Total Other Financial Instruments	$1,060	$—	$—	$1,060

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(284)	$—	$—	$(284)

Total Other Financial Instruments	$(284)	$—	$—	$(284)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,579,707, collateralized by cash collateral of $1,192,550 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,440,844. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $12,618,345, representing 9.3% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Security is Level 3 of the fair value hierarchy.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2021, the total value of securities is $183,925, representing 0.1% of the Fund’s net assets.
(I)	Security deemed worthless.

Transamerica Funds	Page 11

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	Restricted security. At July 31, 2021, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	General Electric Co. 6.88%, 01/10/2039	09/15/2017	$2,911	$3,039	0.0	%(C)

(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Rates disclosed reflect the yields at July 31, 2021.
(M)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.
(O)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 12

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 13

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 14